November 27, 2024

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”)
and its Massachusetts Mutual Variable Life Separate Account I (“Registrant”)
Post-Effective Amendment No. 11 to Registration Statement on Form N-6
Prospectus Title: MassMutual Apex VUL® (“Apex”)
File Nos. 333-229670 and 811-08075
Class Identifier: C000211478

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 11 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on November 22, 2024 and became effective on November 25, 2024; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Lead Counsel, Life Insurance Product & Operations
Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.